Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization and Business Operations [Line Items]
ORGANIZATION AND BUSINESS OPERATIONS

Note 1 — ORGANIZATION AND BUSINESS OPERATIONS

Montana Technologies Corporation (the “Company”) was established to pursue the development and expected commercialization of various technological innovations and may engage in any activity or purpose permitted for a corporation organized in Delaware. The Company has created a transformational technology that provides significant energy efficiency gains in air conditioning and comfort cooling applications, as well as a potential source of potable water, all through its proprietary “AirJoule” units.

Power & Digital Infrastructure Acquisition II Corp (“XPDB”) entered into an Agreement and Plan of Merger (the “Merger Agreement”), dated June 5, 2023, as amended on February 5, 2024, with XPDB Merger Sub, LLC, a direct wholly-owned subsidiary of XPDB (“Merger Sub”), and Montana Technologies LLC (“Legacy Montana”). On March 14, 2024, pursuant to the Merger Agreement, Merger Sub was merged with and into Legacy Montana, with the Legacy Montana surviving the merger as a wholly-owned subsidiary of XPDB (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”). In connection with closing the Business Combination (the “Closing”), XPDB changed its name from “Power & Digital Infrastructure Acquisition II Corp.” to “Montana Technologies Corporation.”

Prior to the Business Combination, all of the outstanding preferred units of Legacy Montana were converted into Class B common units. As a result of the Business Combination, (i) each issued and outstanding Class B common unit and Class C common unit of Legacy Montana was converted into the right to receive approximately 23.8 shares of newly issued shares of Class A common stock of Montana Technologies Corporation, (ii) each issued and outstanding class A common unit of Legacy Montana converted into the right to receive approximately 23.8 shares of newly issued shares of Class B common stock of Montana Technologies Corporation and (iii) each option to purchase common units of Legacy Montana converted into the right to receive an option to purchase Class A common stock of Montana Technologies Corporation having substantially similar terms to the corresponding option, including with respect to vesting and termination-related provisions, except that such options represented the right to receive a number of shares of Class A common stock equal to the number of common units subject to the corresponding option immediately prior to the Closing multiplied by approximately 23.8.

The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. generally accepted accounting principles (“GAAP”). Under this method of accounting, although XPDB acquired the outstanding equity interest in Legacy Montana in the Business Combination, XPDB is treated as the “acquired company” and Legacy Montana was treated as the accounting acquirer for financial statement purposes. Accordingly, the Business Combination was treated as the equivalent of Legacy Montana issuing stock for the net assets of XPDB, accompanied by a recapitalization.

Furthermore, the historical financial statements of Legacy Montana became the historical financial statements of the Company upon the consummation of the merger. As a result, the condensed consolidated financial statements reflect (i) the historical operating results of Legacy Montana prior to the Business Combination; (ii) the combined results of XPDB and Legacy Montana following the Closing; (iii) the assets and liabilities of Legacy Montana at their historical cost and (iv) Legacy Montana’s equity structure for all periods presented, as affected by the recapitalization presentation after completion of the Business Combination. See Note 4 — Recapitalization for further details of the Business Combination.

In connection with the Business Combination, XPDB entered into a subscription agreement (the “Subscription Agreement”) with Rice Investment Group (the “PIPE Investor”), pursuant to which, among other things, the PIPE Investor agreed to subscribe for and purchase from XPDB, and XPDB agreed to issue and sell to the PIPE Investor, an aggregate of 588,235 newly issued shares of Class A common stock (the “Committed Shares”) on the terms and subject to the conditions set forth therein. On March 14, 2024, in connection with the Closing, the Company consummated the issuance and sale of the Committed Shares to the PIPE Investor.

After giving effect to the Business Combination, the redemption of Class A common stock in connection with the Special Meeting held on March 8, 2024 by XPDB ( the “Special Meeting”) and the consummation of the issuance and sale of the Committed Shares, there were 53,823,412 shares of Montana Technologies Corporation Common Stock issued and outstanding, consisting of 49,063,770 shares of Class A common stock and 4,759,642 shares of Class B common stock issued and outstanding. Of those shares, 45,821,456 were issued to holders of Legacy Montana’s equity securities in respect of such equity securities, representing approximately 85.5% of the Montana Technologies Corporation’s voting power at the Closing.

On January 25, 2024, the Company entered into a joint venture formation framework agreement with GE Ventures LLC, a Delaware limited liability company and, solely for the purposes specified therein, GE Vernova LLC, a Delaware limited liability company, pursuant to which the Company and GE Vernova agreed, subject to the terms and conditions of the framework agreement, including certain closing conditions specified therein, to form a joint venture (the “AirJoule JV”) in which each of the Company and GE Vernova will each hold a 50% interest (Note 12). AirJoule, LLC, the entity formed under this agreement is consolidated within these financial statements (See Note 5 — Variable Interest Entity).

Power & Digital Infrastructure Acquisition II Corp. [Member]
Organization and Business Operations [Line Items]
ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Power & Digital Infrastructure Acquisition II Corp. (the “Company”) is a blank check company incorporated in Delaware on March 23, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

As of December 31, 2023, the Company had not commenced any operations. All activity for the period from March 23, 2021 (inception) through December 31, 2023 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), as described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is XPDI Sponsor II LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on December 9, 2021. On December 14, 2021, the Company consummated its Initial Public Offering of 28,750,000 units (the “Units” and, with respect to the Class A common stock, $0.0001 par value per share (“Class A common stock”) included in the Units being offered, the “Public Shares”), which included the exercise of the underwriters’ option to purchase an additional 3,750,000 Units at the initial public offering price to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of $287.5 million, and incurring offering costs of approximately $20.7 million, of which approximately $10.1 million was for deferred underwriting fees (see Note 5).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 11,125,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”), at a price of $1.00 per Private Placement Warrant to the Sponsor and certain funds and accounts managed by subsidiaries of BlackRock, Inc., an unrelated party (the “Anchor Investors”), generating proceeds of approximately $11.1 million (Note 4).

Upon the closing of the Initial Public Offering and the Private Placement, approximately $290.4 million ($10.10 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and of the Private Placement Warrants in the Private Placement were placed in a trust account (“Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and invested only in U.S. “government securities,” within the meaning of Section 2(a)(16) of the Investment Company Act 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act, which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

While the Company’s management has broad discretion with respect to the specific application of the cash held outside of the Trust Account, substantially all of the net proceeds from the Initial Public Offering and the sale of the Private Placement Warrants, which are placed in the Trust Account, are intended to be applied generally toward completing a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable by us on the income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company only intends to complete a Business Combination if the post-transaction company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders (the “Public Stockholders”) of the Company’s Public Shares with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then held in the Trust Account (initially at $10.10 per Public Share). The per-share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the liquidation, if there is a stockholder vote or tender offer in connection with the initial Business Combination and in connection with certain amendments to the Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”). These Public Shares were recorded at a redemption value and classified as temporary equity in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”). The Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination.

If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem the Public Shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the initial stockholders (as defined below) agreed to vote their Founder Shares (as defined below in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial stockholders agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.

The Amended and Restated Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.

On May 5, 2023, the Company filed a preliminary proxy statement (the “Proxy Statement”) for the solicitation of proxies in connection with the special meeting in lieu of Annual Meeting of the Company’s stockholders (the “Special Meeting”) to consider and vote on, among other proposals, the extension of the date by which the Company must consummate an initial Business Combination from June 14, 2023 (the “Initial Outside Date”) to December 14, 2023 (such date, the “Extended Date”), and to allow the Company, without another stockholder vote, by resolution of the Company’s board of directors to elect to further extend the Extended Date in one-month increments up to three additional times, or a total of up to nine months after the Initial Outside Date, until March 14, 2024 (the “Combination Period”), unless the closing of a Business Combination shall have occurred prior thereto or such earlier date as determined by our board of directors to be in the best interests of the Company (such proposal, the “Extension Amendment Proposal”), and the amendment of the Company’s amended and restated certificate of incorporation to remove the limitation that the Company may not redeem public shares to the extent that such redemption would result in the Company having net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Exchange Act, as amended, (or any successor rule)) of less than $5,000,001 (such proposal, the “Redemption Limitation Amendment Proposal”).

At the Special Meeting on June 9, 2023, the Company’s stockholders approved the Extension Amendment Proposal and the Redemption Limitation Amendment Proposal. In connection with the stockholders’ vote at the Special Meeting, the stockholders elected to redeem 18,141,822 shares of Class A common stock at a redemption price of approximately

$10.37 per share, for an aggregate redemption amount of $188,132,132 (the “Redemption”). After the satisfaction of the Redemption, the balance in the Trust Account as of December 31, 2023 was approximately $114,641,527. Upon completion of the Redemption, 10,608,178 shares of Class A common stock and 7,187,500 shares of Class B common stock remain issued and outstanding.

In connection with the approval of the Extension Amendment Proposal, the company deposited $300,000 in the Trust Account on June 15, 2023, July 10, 2023 and August 10, 2023 and the sponsor deposited $300,000 in the Trust Account on September 8, 2023, October 10, 2023, and November 9, 2023.

On December 12, 2023, January 10, 2024 and February 8, 2024, pursuant to Paragraph TWENTY FOURTH of the Amended and Restated Certificate of Incorporation, the Company’s board of directors approved an extension of the Deadline Date (as defined in the Amended and Restated Certificate of Incorporation) from December 14, 2023 to January 14, 2023, from January 14, 2023 to February 14, 2023 and from February 14, 2024 to March 14, 2024, respectively.

On August 7, 2023 and September 8, 2023, a previous target of a potential business combination paid the Company $300,000 and $200,000, respectively, as a partial reimbursement of expenses incurred by the Company in connection with due diligence and negotiations and related activities with respect to such potential business combination, which were terminated in March of 2023.

On December 14, 2023, the Company and Continental Stock Transfer & Trust Company (“CST”) entered into Amendment No. 1 to Investment Management Trust Agreement, dated December 9, 2021, by and between the Company and CST, to allow CST, upon written instruction of the Company, to (i) hold the funds in the Company’s Trust Account uninvested, (ii) hold the funds in an interest-bearing bank demand deposit account or (iii) invest and reinvest the funds in solely United States government securities having a maturity of 185 days or less, or in money market funds that invest only in direct U.S. government treasury obligations.

If the Company is unable to complete a Business Combination within the Combination Period, as it may be extended, or such later date as approved by holders of a majority of the voting power of the Company’s then outstanding shares of common stock that are voted at a meeting to extend such Combination Period, voting together as a single class, or the Board in accordance with the Company’s amended and restated certificate of incorporation, the Company will (1) cease all operations except for the purpose of winding up; (2) as promptly as reasonably possible but not more than 10 business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (less up to $100,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable by us), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any); and (3) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The holders of the Founder Shares (the “initial stockholders”) agreed not to propose an amendment to the Amended and Restated Certificate of Incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with its initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period or (B) with respect to any other provisions of the Amended and Restated Certificate of Incorporation relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The initial stockholders and Anchor Investors agreed to waive their rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders and Anchor Investors acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to the deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.80, based on the balance of the trust account as of December 29, 2023. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement (a “Target”), reduce the amount of funds in the Trust Account to below (i) the $10.10 per Public Share initially deposited in the Trust Account, or (ii) the lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the Trust assets, in each case net of interest which may be withdrawn to pay taxes, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Merger Agreement

On June 5, 2023, the Company and XPDB Merger Sub, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (“Merger Sub”), entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Merger Agreement”) with Montana Technologies LLC, a Delaware limited liability company (“Montana”), pursuant to which Merger Sub will merge with and into Montana, with Montana surviving the Merger as a wholly owned subsidiary of the Company (the “Merger” and, along with the transactions contemplated in the Merger Agreement, the “Proposed Transactions”). Following the closing of the Proposed Transactions (the “Closing”), the Company will be renamed “Montana Technologies Corporation” (the “Combined Company”).

As part of the Transactions, equity holders of Montana will receive aggregate consideration of approximately $421.9 million (subject to adjustment as described in the Merger Agreement), payable (i) in the case of Class B and holders of Class C common units of Montana (after giving effect to the conversion of all outstanding preferred units of Montana into Class B common units, which conversion will occur prior to the Closing), newly issued shares of Class A common stock, par value $0.0001 per share, of the Combined Company (“Combined Company Class A common stock”), with a value ascribed to each share of Combined Company Class A common stock of $10.00, (ii) in the case of holders of Class A common units of Montana, newly issued shares of Class B common stock, par value $0.0001 per share, of the Combined Company (“Combined Company Class B common stock”), which Combined Company Class B common stock will have a number of votes per share such that the equity holders of Montana as of immediately prior to the Closing will collectively own at least 80% of the voting power of all classes of stock of the Combined Company entitled to vote immediately following the Closing and (iii) in the case of Montana’s option holders and warrant holders, options and warrants of the Combined Company, respectively, having substantially similar terms to the applicable options and warrants of Montana.

Montana’s equity holders (other than warrant holders) will also have the opportunity to receive additional equity consideration (in each case, in accordance with their respective pro rata share) in the form of shares of Combined Company Class A common stock with a $10.00 value ascribed to each share (the “Earnout Shares”), only upon full completion of construction and operational viability (including all permitting, regulatory approvals and necessary or useful inspections) of new production capacity of Montana’s key components or assemblies based solely on demand from bona fide customer commitments evidenced by binding contracts (or in the discretion of a majority of the independent members of the board of directors of the Combined Company, a non-binding letter of intent or indication of interest or similar writing that is substantially likely to become a binding contract) with a known price or pricing formula that exceeds a level of production capacity that is expected to generate Annualized EBITDA of more than $150,000,000 (the “Threshold Annualized EBITDA”), which shall be determined by a majority of the independent members of the board of directors of the Combined Company in its sole discretion, equal to (i) the ratio of (x) (1) the Annualized EBITDA that is expected from such new production capacity (the “Expected Annualized EBITDA”) less (2) (A) the Threshold Annualized EBITDA plus (B) all previously Expected Annualized EBITDA amounts associated with previous new production capacities for which previous earnouts were achieved, divided by (y) $150,000,000 multiplied by (ii) $200,000,000, provided that the aggregate Expected Annualized EBITDA may not exceed $300,000,000. The maximum value of the Earnout Shares will be capped at $200 million and the ability to receive Earnout Shares will expire on the fifth anniversary of the Closing. A majority of the independent members of the board of directors of the Combined Company then serving will have sole discretion in determining, among other things, the achievement of the applicable milestones, the calculations of payments of Earnout Shares to the applicable Montana equity holders, the dates on which construction and operational viability of new production capacity is deemed completed and whether to consent to a transfer of the applicable Montana equity holder’s right to receive Earnout Shares. Earnout Shares issuable in respect of Montana options outstanding as of immediately prior to the effective time of the Merger may be issued to the holder of such Montana option only if such holder continues to provide services (whether as an employee, director or individual independent contractor) to the Combined Company or one of its subsidiaries through the date on which such Earnout Shares are issued, as determined by a majority of the independent members of the Combined Company Board. As of the date of the Merger Agreement, 100.0% of the total outstanding Class A common units of Montana and 72.7% of the total outstanding Class B common units of Montana (or an aggregate of approximately 76.6% of the total outstanding Class A common units and Class B common units of Montana in the aggregate) were held by unitholders that are expected to continue as directors, officers or employees of the Combined Company. The retention of certain holders of options of Montana who will continue as directors, officers or employees of the Combined Company (whose responsibilities are expected to include continued technology development and commercial execution) is integral to the achievement of the milestones that will determine whether Earnout Shares are payable. Montana does not believe that such targets are achievable absent the continued involvement of such persons. The Combined Company is expected to provide competitive compensation, benefits and equity awards (pursuant to the terms of the Montana Technologies Corporation 2023 Incentive Award Plan) to these individuals following the Merger in order to incentivize these individuals to continue to provide services to the Combined Company.

Sponsor Support Agreement

In connection with the execution of the Merger Agreement, the Sponsor entered into a sponsor support agreement (the “Sponsor Support Agreement”) with the Company, Montana and other holders of the Company’s Class B common stock, $0.0001 par value per share (“Class B common stock”).

The Sponsor Support Agreement provides that as of immediately prior to (but subject to) the Closing, 1,380,736 (or 20%) of the Class B common stock held by the Sponsor as of the Closing will be subject to certain time and performance-based vesting provisions.

The Sponsor Support Agreement will terminate on the earlier of (i) the date the Proposed Transactions become effective or (ii) the termination of the Merger Agreement in accordance with its terms.

Investment Agreement

On September 29, 2023, the Company entered into an Investment Agreement (the “Investment Agreement”) with Montana Technologies LLC (“Montana”), Contemporary Amperex Technology Co., Limited (“CATL”), CATL US Inc., an affiliate of CATL (“CATL US”) and Contemporary Amperex Technology USA Inc. an affiliate of CATL

(“CATL USA,” and, together with CATL US and CATL, the “CATL Parties”), pursuant to which the CATL Parties agreed, among other things, that they will not, directly or indirectly, (i) acquire any additional units of the Company following the consummation of its proposed business combination with Montana (the “Business Combination,” and such surviving company, the “Post-Combination Company”), (ii) seek election to, or to place a representative on, Montana’s board of managers or the board of directors of the Post-Combination Company, or (iii) acquire any securities of the Post-Combination Company if, following such acquisition, the CATL Parties and their affiliates would hold, in the aggregate, an interest in the Post-Combination Company of greater than 9.8% on either an economic or voting basis (the “CATL Ownership Limit”). In the event the CATL Parties and their affiliates exceed the CATL Ownership Limit, the CATL Parties have agreed, following written notice from the Post-Combination Company, to divest within five business days such number of Post-Combination Company securities as shall be necessary to cause the CATL Ownership Limit not to be exceeded. In addition, at any time the CATL Ownership Limit is exceeded, the CATL Parties have agreed to vote any voting power they hold in excess of 9.8% in accordance with the recommendation of the board of directors of the Post-Combination Company.

The CATL Parties agreed that they will not, and will cause their affiliates not to, access, obtain, or seek to access or obtain Montana or the Post-Combination Company’s trade secrets, know-how, or other confidential, proprietary, or competitively sensitive information (excluding any such information that Montana is obligated to provide to CATL US, CAMT, or CAMT’s subsidiaries pursuant to that certain Amended and Restated Joint Venture Agreement for CAMT, dated as of September 29, 2023, by and among Montana, CAMT Climate Solutions, Ltd. (“CAMT”) and CATL US), including by reverse engineering, or seeking to reverse engineer, any of Montana’s products.

Montana has agreed to use its reasonable best efforts to assist CATL USA in selling, prior to the consummation of the Business Combination, units of Montana representing at least 2% of Montana’s issued and outstanding units at a price per unit that is not materially lower than the price per unit implied by the valuation of Montana in connection with the Business Combination. In so assisting CATL USA, Montana is not obligated to incur any expenses or grant any concessions, nor is it obligated to prioritize any sale by CATL USA over its own capital raising or financing activities.

The Investment Agreement contains customary representations and warranties and may be terminated only with the written consent of the parties thereto.

Liquidity, Capital Resources and Going Concern

As of December 31, 2023, the Company had approximately $59,000 in cash and working capital deficit of approximately $9.5 million.

The Company’s liquidity needs prior to the consummation of the Initial Public Offering were satisfied through the payment of $25,000 from the Sponsor to cover certain offering costs on behalf of the Company in exchange for issuance of Founder Shares (as defined in Note 4) and a loan from a related party of approximately $115,000 under the Note (as defined in Note 4). The Company fully repaid the Note on December 17, 2021. Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds under the Working Capital Loans (as defined and described in Note 4).

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements — Going Concern,” management has determined that the liquidity needs, mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern, which is considered to be one year from the issuance of these financial statements. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after March 14, 2024. The financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern. The Company intends to complete a Business Combination before the mandatory liquidation date, as it may be extended. Over this time period, the Company will be using the funds outside of the Trust Account for paying existing accounts payable and meeting conditions to closing the Business Combination. See Note 10 — Subsequent Events, of the Notes to Consolidated Financial Statements included in “Item 8. Financial Statements and Supplementary Data” of this report.

The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through one year from the issuance date of these financial statements. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the Company and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a Target, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. The recent military conflict between Israel and militant groups led by Hamas has also caused uncertainty in the global markets. Further, the impact of these actions and related sanctions on the world economy are not determinable as of the date of these financial statements.

Certain purported shareholders of the Company sent demand letters (the “Demands”) alleging deficiencies and/or omissions in the Registration Statement on Form S-4, filed by the Company on August 9, 2023. The Demands seek additional disclosures to remedy these purported deficiencies.